                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08916

Morgan Stanley Technology Fund
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS    DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                      VALUE
-----------                                                                                             ----------------

                COMMON STOCKS (99.7%)
                Advertising/Marketing Services (0.0%)
      5,170     Gemstar-TV Guide International, Inc. *                                                  $        20,732
                                                                                                        ----------------

                Aerospace & Defense (4.9%)
     95,000     Lockheed Martin Corp.                                                                         8,746,650
     95,000     Raytheon Co. (b)                                                                              5,016,000
                                                                                                        ----------------
                                                                                                             13,762,650
                                                                                                        ----------------
                Biotechnology (11.5%)
     95,000     Amgen Inc. *                                                                                  6,489,450
     95,000     Genentech, Inc. *                                                                             7,707,350
     95,000     Genzyme Corp. *                                                                               5,850,100
     50,000     Gilead Sciences, Inc. *                                                                       3,246,500
    100,000     MedImmune, Inc. * (b)                                                                         3,237,000
     90,000     Millipore Corp. *                                                                             5,994,000
                                                                                                        ----------------
                                                                                                             32,524,400
                                                                                                        ----------------
                Computer Communications (4.5%)
    325,000     Cisco Systems, Inc. *                                                                         8,882,250
    200,000     Juniper Networks, Inc. *                                                                      3,788,000
                                                                                                        ----------------
                                                                                                             12,670,250
                                                                                                        ----------------
                Computer Peripherals (2.0%)
    150,000     EMC Corp. *                                                                                   1,980,000
     95,000     Network Appliance, Inc. *                                                                     3,731,600
    192,300     Seagate Technology Inc. (a) *                                                                         0
                                                                                                        ----------------
                                                                                                              5,711,600
                                                                                                        ----------------
                Computer Processing Hardware (6.3%)
    120,000     Apple Computer, Inc. *                                                                       10,180,800
    185,000     Hewlett-Packard Co.                                                                           7,620,150
                                                                                                        ----------------
                                                                                                             17,800,950
                                                                                                        ----------------
                Data Processing Services (3.8%)
     95,000     Automatic Data Processing, Inc.                                                               4,678,750
     95,000     DST Systems, Inc. * (b)                                                                       5,949,850
                                                                                                        ----------------
                                                                                                             10,628,600
                                                                                                        ----------------
                Electronic Equipment/Instruments (1.5%)
    100,000     Agilent Technologies, Inc. *                                                                  3,485,000
     25,900     IPG Photonics Corp* (b)                                                                         621,600
                                                                                                        ----------------
                                                                                                              4,106,600
                                                                                                        ----------------
                Electronic Production Equipment (9.8%)
    130,200     Applied Materials, Inc.                                                                       2,402,190
    150,000     ASML Holding N.V. (Netherlands) *                                                             3,694,500
    185,000     KLA-Tencor Corp. (b)                                                                          9,203,750
    110,000     Lam Research Corp. *                                                                          5,568,200
     65,000     Novellus Systems, Inc. * (b)                                                                  2,237,300
    175,000     Synopsys, Inc. *                                                                              4,677,750
                                                                                                        ----------------
                                                                                                             27,783,690
                                                                                                        ----------------
                Information Technology Services (6.4%)
    140,000     Amdocs Ltd. (Guernsey) *                                                                      5,425,000
     45,000     Cognizant Technology Solutions Corp. (Class A) *                                              3,472,200
     95,000     International Business Machines Corp.                                                         9,229,250
                                                                                                        ----------------
                                                                                                             18,126,450
                                                                                                        ----------------
                Internet Software/Services (9.3%)
    100,000     Akamai Technologies, Inc. *                                                                   5,312,000
    105,000     BEA Systems, Inc. * (b)                                                                       1,320,900
     45,000     Digital River, Inc. * (b)                                                                     2,510,550
     25,000     Google Inc. (Class A) *                                                                      11,512,000
    125,000     VeriSign, Inc. *                                                                              3,006,250
    105,200     Yahoo! Inc. *                                                                                 2,686,808
                                                                                                        ----------------
                                                                                                             26,348,508
                                                                                                        ----------------
                Investment Banks/Brokers (1.0%)
      5,500     Chicago Mercantile Exchange Holdings Inc. (Class A)                                           2,803,625
                                                                                                        ----------------

                Medical Specialties (3.4%)
     60,000     Bard (C.R.), Inc.                                                                             4,978,200
     47,900     Hansen Medical Inc. *                                                                           552,766
     90,000     Thermo Fisher Scientific, Inc. *                                                              4,076,100
                                                                                                        ----------------
                                                                                                              9,607,066
                                                                                                        ----------------
                Miscellaneous (0.3%)
     33,700     Isilon Systems Inc. * (b)                                                                       930,120
                                                                                                        ----------------

                Other Consumer Services (1.6%)
    150,000     eBay Inc. *                                                                                   4,510,500
                                                                                                        ----------------

                Packaged Software (16.3%)
    100,000     Adobe Systems, Inc. *                                                                         4,112,000
    100,000     Autodesk, Inc. *                                                                              4,046,000
     90,000     Cognos, Inc. (Canada) * (b)                                                                   3,821,400
     90,000     Hyperion Solutions Corp. *                                                                    3,234,600
    250,000     McAfee Inc. *                                                                                 7,095,000
    300,000     Microsoft Corp.                                                                               8,958,000
    125,000     Oracle Corp. *                                                                                2,142,500
    100,000     SAP AG (ADR) (Germany) (b)                                                                    5,310,000
    350,000     Symantec Corp. *                                                                              7,297,500
                                                                                                        ----------------
                                                                                                             46,017,000
                                                                                                        ----------------
                Recreational Products (1.6%)
     90,000     Electronic Arts Inc. *                                                                        4,532,400
                                                                                                        ----------------

                Semiconductors (10.0%)
    100,000     Altera Corp. *                                                                                1,968,000
    120,000     Broadcom Corp. (Class A) *                                                                    3,877,200
    115,000     Intel Corp.                                                                                   2,328,750
    100,000     Linear Technology Corp. (b)                                                                   3,032,000
    160,000     Marvell Technology Group, Ltd. (Bermuda) * (b)                                                3,070,400
    100,000     Microchip Technology Inc.                                                                     3,270,000
    225,000     National Semiconductor Corp.                                                                  5,107,500
    115,000     Texas Instruments Inc.                                                                        3,312,000
    100,000     Xilinx, Inc.                                                                                  2,381,000
                                                                                                        ----------------
                                                                                                             28,346,850
                                                                                                        ----------------
                Telecommunication Equipment (5.5%)
    125,000     Corning, Inc. *                                                                               2,338,750
     95,000     Harris Corp.                                                                                  4,356,700
    100,000     Motorola, Inc.                                                                                2,056,000
    110,000     QUALCOMM, Inc.                                                                                4,156,900
     20,000     Research In Motion Ltd. (Canada) * (b)                                                        2,555,600
                                                                                                        ----------------
                                                                                                             15,463,950
                                                                                                        ----------------
                TOTAL COMMON STOCKS
                  (Cost $271,197,090)                                                                       281,695,941
                                                                                                        ----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------

                 SHORT-TERM INVESTMENTS (7.2%)
                 Short-Term Debt Securities held as Collateral on Loaned Securities
$       657      Alliance & Leister Plc., 5.36%, 01/29/08 (c)                                              $    656,963
        328      Bancaja, 5.37%, 1/29/08 (c)                                                                    328,482
      1,051      Bank of America, 5.32%, 05/15/07 (c)                                                         1,051,142
        328      Bank of New York Co., Inc., 5.34%, 1/29/08 (c)                                                 328,482
                 Bear Stearns,
        657            5.39%, 01/29/08 (c)                                                                      656,963
        263            5.38%, 03/08/07 (c)                                                                      262,835
        394            5.37%, 03/12/07 (c)                                                                      394,178
        657      BNP Paribas Mtn., 5.35%, 01/29/08 (c)                                                          656,963
                 CIC NY,
        460            5.33%, 09/04/07 (c)                                                                      459,826
        657            5.34%, 05/31/07 (c)                                                                      656,963
        670      Dekabank Deutsche Girozentrale, 5.39% 01/29/08 (c)                                             670,103
      2,108      Deutsche Bank Securities Inc., 5.33%, 01/02/07                                               2,108,139
        657      Dexia Bank NY, 5.33%, 09/28/07 (c)                                                             656,867
        328      Gemini Securitization Corp, 5.34%, 01/02/07                                                    328,287
                 Goldman Sachs Group, Inc.,
        328            5.40%, 01/29/08 (c)                                                                      328,482
        618            5.42%, 12/28/07 (c)                                                                      617,546
        328      HSBC Finance Corp., 5.34%, 01/29/08 (c)                                                        328,482
        328      Liberty Lighthouse US Capital, 5.33%, 02/01/07 (c)                                             328,465
        394      Manufacturers and Traders, 5.33%, 06/15/07 (c)                                                 394,178
        345      Merrill Lynch and Co., 5.35%, 04/26/07 (c)                                                     345,325
        328      MIT UFJ TR NY, 5.33%, 02/16/07 (c)                                                             328,482
                 Natexis Banques Populaires NY,
        328            5.35%, 02/28/07 (c)                                                                      328,482
        657            5.34%, 04/05/07 (c)                                                                      656,963
                 National City Bank Cleveland,
        624            5.32%, 03/01/07 (c)                                                                      624,086
        328            5.32%, 09/18/07 (c)                                                                      328,463
      1,314      National Rural Utilites Coop., Fin., 5.34%, 01/29/08 (c)                                     1,313,928
        762      Nationwide Building Society, 5.44%, 12/28/07 (c)                                               762,078
        985      Nordea Bank New York, 5.31%, 05/16/07 (c)                                                      985,421
        310      Rhein-Main Securitisaton Limited, 5.33%, 01/18/07                                              310,164
        657      Skandi New York, 5.34%, 01/29/08 (c)                                                           656,963
        657      SLM Corp., 5.36%, 01/29/08 (c)                                                                 656,963
        657      Toronto Dominion New York, 5.32%, 05/29/07 (c)                                                 656,963
        361      Tulip Funding, 5.36%, 01/16/07                                                                 360,918
        460      Unicredito Italiano Bank (IRE) Plc., 5.36%, 01/29/08 (c)                                       459,874
        223      World Savings Bank FSB, 5.35%, 10/19/07 (c)                                                    223,368
                                                                                                        ----------------
                                                                                                             20,211,787
                                                                                                        ----------------

                     TOTAL INVESTMENTS
                       (Cost $291,408,877) (d)                                           106.9%             301,907,728
                     LIABILITIES IN EXCESS OF OTHER ASSETS                               (6.9)              (19,513,414)
                                                                                     ---------------    ----------------
                     NET ASSETS                                                          100.0%            $282,394,314
                                                                                     ===============    ================

---------------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(b)  All or portion of this security was on loan as of December 31, 2006. The total value of the loaned securities and related collateral outstanding were $19,926,653 and $20,211,787, respectively.

(c)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,265,569 and the aggregate gross unrealized depreciation is $12,766,718, resulting in net unrealized appreciation of $10,498,851.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Technology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Technology Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2007
                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Technology Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2007
                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                                       5